CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 222,996,000	$ 313,278,000
Short-term investments	633,172,000	317,718,000
Accounts receivable	129,203,000	97,988,000
Other receivables, prepayments and deposits	29,280,000	53,216,000
Amount due from a related party	21,959,000	998,000
Inventories	53,875,000	56,690,000
Total current assets	1,090,485,000	839,888,000
Property, plant and equipment	96,829,000	75,947,000
Investments in equity investees	37,740,000	73,777,000
Amount due from a related party, non-current portion	32,896,000
Other non-current assets	39,547,000	39,833,000
Total assets	1,297,497,000	1,029,445,000
Current liabilities
Accounts payable	54,575,000	71,115,000
Other payables, accruals and advance receipts	227,212,000	264,621,000
Deferred revenue	52,264,000	13,347,000
Other current liabilities	6,812,000	4,820,000
Total current liabilities	340,863,000	353,903,000
Long-term bank borrowings	40,147,000	18,104,000
Deferred revenue, non-current portion	97,176,000	190,000
Other non-current liabilities	19,294,000	20,378,000
Total liabilities	497,480,000	392,575,000
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 866,161,450 and 864,775,340 shares issued at June 30, 2023 and December 31, 2022 respectively	86,616,000	86,478,000
Additional paid-in capital	1,506,280,000	1,497,273,000
Accumulated losses	(803,057,000)	(971,481,000)
Accumulated other comprehensive loss	(7,800,000)	(1,903,000)
Total Company's shareholders' equity	782,039,000	610,367,000
Non-controlling interests	17,978,000	26,503,000
Total shareholders' equity	800,017,000	636,870,000
Total liabilities and shareholders' equity	$ 1,297,497,000	$ 1,029,445,000